Organization and Description of Business (Details Narrative) - shares	8 Months Ended
	Dec. 31, 2024	Mar. 31, 2025
Shares of common stock converted	1,000,000
Classover NJ [Member]
Equity ownership percentage		100.00%
Class A [Member]
Shares of common stock converted	6,535,014
Class B [Member]
Shares of common stock converted	5,964,986